Share Capital (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of classes of share capital

Authorised share capital:	2019 £’000	2018 £’000
60,000,000 ordinary shares of £0.02 each	1,200	1,200

Allotted, called up and fully paid:	2019 No.	£’000	2018 No.	£’000
Class A ordinary shares	18,599,985	372	4,703,980	94
Class B ordinary shares	23,696,345	474	28,822,625	576
Class C ordinary shares	12,128,997	243	16,277,540	326
Ordinary shares of £0.02 each	54,425,327	1,089	49,804,145	996